Employee Post-retirement Benefits - Pre-Tax Components of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan, Change In Accumulated Other Comprehensive Income [Roll Forward]
Opening AOCI	$ 6	$ 0
Spinoff-related adjustment	0	3
Net gain	7	3
Total Recognized in AOCI - End of Year	$ 13	$ 6